NATURE OF OPERATIONS (Details Narrative) - USD ($)	May 06, 2021	Dec. 27, 2017
V I E Agreements [Member] | Fangguan Electronics 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired		95.14%
Number of shares issue		15,000,000
Number of shares issue, par value (in dollars per share)		$ 0.0001
Shareholder loan		$ 4,400,000
Cash		$ 1,400,000
Description of ownership right acquire		Fangguan Electronics and receive 100% of the net profits or net losses derived from the business operations of Fangguan Electronics.
V I E Agreements [Member] | Fangguan Electronics 1 [Member] | China, Yuan Renminbi
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shareholder loan		$ 30,000,000
Cash		$ 9,700,000
Board of Directors Chairman [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of majority voting	common stock from 200,000,000 to 400,000,000 shares consisting of: (i) 395,000,000 shares of common stock, par value $0.0001 per share (“Common Stock”); and (ii) 5,000,000 shares of preferred stock par value $0.0001 per share (“Preferred Stock”) (the “Authorized Share Increase”) and related Certificate of Amendment to Articles of Incorporation. The approval was made in accordance with Sections 78.320 and 78.390 of the Nevada Revised Statues, which provide that a corporation’s articles may be amended by written consent of the stockholders representing at least a majority of the voting power.